Shareholder Report, Average Annual Return (Details) 194601_LHA Risk-Managed Income ETF_TF_TSR Annual {TF}	12 Months Ended	31 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
LHA Risk-Managed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LHA Risk-Managed Income ETF NAV
Average Annual Return, Percent	4.34%	6.07%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	4.57%